intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Business acquisition
Increase (decrease) in other current assets	$ (6)
Increase (decrease) in intangible assets subject to amortization	22
Increase (decrease) in goodwill	(75)
Increase (decrease) in accounts payable	9
Increase (decrease) in income and other taxes payable	(13)
Increase (decrease) in provisions	37
Increase (decrease) in deferred tax liabilities	(58)
Increase (decrease) in retained earnings	$ (34)